Share Capital (Narrative) (Detail)				1 Months Ended
	Dec. 31, 2012 EUR (€)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Sep. 30, 2012 Executive Shares [Member]	Sep. 30, 2012 "B" Executive Shares [Member]
Shareholders Equity [Line Items]
Shares redeemed				1,000	21,375
Executive Shares, par value	€ 1.25	$ 1.25	€ 1.25
"B" Executive Shares, par value	€ 0.05	$ 0.05	€ 0.05